Goodwill (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)
Goodwill
Goodwill acquired	1,577	1,604		$ 261
Impairment of goodwill	0	0	0